Summary of Significant Accounting Policies (Details)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2023 shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 Kilometers	Mar. 31, 2024 miles
Summary of Significant Accounting Policies [Line Items]
Incentives paid under vehicle listing incentive program (in Dollars) | $
Deferred revenue value (in Dollars) | $		29,369	29,369			$ 96,710
Debt conversion shares (in Shares)				9,192,377
Deferred revenue (in Dollars) | $		$ 29,369	$ 29,369		$ 260,705	$ 96,710
Estimated life				5 years
Disposed vehicles crossed in kilometres							120,000	75,000
Fair value asset percentage				90.00%
Advertising expenses (in Dollars) | $				$ 4,479,219	$ 3,329,731
Net gain(loss) exceeds percent					10.00%
Expected dividend yield					0.00%
SSCPN [Member]
Summary of Significant Accounting Policies [Line Items]
Debt conversion shares (in Shares)				59,757
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Residual value rate				0.00%
Lease term for the remaining economic life				25.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Residual value rate				30.00%
Lease term for the remaining economic life				75.00%
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Debt conversion shares (in Shares)	32,999,472			5,975,686
Senior Subordinated Convertible Promissory Note [Member]
Summary of Significant Accounting Policies [Line Items]
Debt conversion shares (in Shares)				59,757
Reverse Stock Split [Member]
Summary of Significant Accounting Policies [Line Items]
Debt conversion shares (in Shares)				5,975,686
No Customers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				10.00%	10.00%
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Expected dividend yield				0.00%